EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss from continuing operations	$ 222	$ (2,038)	$ (2,407)	$ (13,379)	$ (17,811)	$ (38,188)
Preferred stock dividends	1,879	1,499	5,457	3,582	5,208	2,584
Income (loss) from discontinued operations			(6,513)	(2,328)	(4,892)	23,783
Net (income) loss attributable to noncontrolling interests	0	(284)	0	(784)	(815)	806
Net loss attributable to AdCare Health Systems, Inc. common stockholders	$ (3,867)	$ (6,310)	$ (14,377)	$ (18,505)	$ (28,726)	$ (16,183)
Weighted average number of shares outstanding, basic (in shares)	19,917	19,838	19,909	19,617	19,680	17,930
Weighted average number of shares outstanding, diluted (in shares)	19,917	19,838	19,909	19,617	19,680	17,930
Basic loss from continuing operations (in dollars per share)	$ (0.08)	$ (0.18)	$ (0.39)	$ (0.86)	$ (1.17)	$ (2.27)
Basic (loss) income from discontinued operations attributable to the Company (in dollars per share)	(0.11)	(0.14)	(0.33)	(0.08)	(0.29)	1.37
Basic loss (in dollars per shares)	(0.19)	(0.32)	(0.72)	(0.94)	(1.46)	(0.90)
Diluted net income (loss) (in dollars per share)					$ (1.46)	$ (0.90)
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ (0.08)	$ (0.18)	$ (0.39)	$ (0.86)
Continuing Operations
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss from continuing operations					$ (17,811)	$ (38,188)
Preferred stock dividends					5,208	2,584
Net loss attributable to AdCare Health Systems, Inc. common stockholders	$ (1,657)	$ (3,537)	$ (7,864)	$ (16,961)	(23,019)	(40,772)
Net Loss Attributable to AdCare Health Systems, Inc. common stockholders, diluted					$ (23,019)	$ (40,772)
Weighted average number of shares outstanding, diluted (in shares)					19,680	17,930
Basic loss from continuing operations (in dollars per share)					$ (1.17)	$ (2.27)
Diluted loss from continuing operations (in dollars per share)					$ (1.17)	$ (2.27)
Discontinued Operations
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (loss) from discontinued operations					$ (4,892)	$ 23,783
Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (2,210)	$ (2,773)	$ (6,513)	$ (1,544)
Net (income) loss attributable to noncontrolling interests					(815)
Net loss attributable to AdCare Health Systems, Inc. common stockholders					(5,707)	24,589
Net Loss Attributable to AdCare Health Systems, Inc. common stockholders, diluted					$ (5,707)	$ 24,589
Weighted average number of shares outstanding, basic (in shares)					19,680	17,930
Weighted average number of shares outstanding, diluted (in shares)					19,680	17,930
Basic (loss) income from discontinued operations attributable to the Company (in dollars per share)					$ (0.29)	$ 1.37
Diluted (loss) income from discontinued operations attributable to the Company (in dollars per share)					$ (0.29)	$ 1.37